Goodwill and Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Rollforward of goodwill by reportable segment	The following is a breakdown of the Company’s goodwill as of September 30, 2018 by segment (in thousands):

	TES	LTL	Ascent	Total
Goodwill	$92,926	$—	$171,900	$264,826

Schedule of Accumulated Impairment Loss

The following is a breakdown of the Company’s accumulated goodwill impairment losses as of September 30, 2018 by segment (in thousands):

	TES	LTL	Ascent	Total
Accumulated goodwill impairment charges	$132,408	$197,312	$46,763	$376,483

Intangible assets

Intangible assets as of September 30, 2018 and December 31, 2017 were as follows (in thousands):

	September 30, 2018			December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
TES	$55,008	$(21,863)	$33,145	$55,008	$(18,470)	$36,538
LTL	2,498	(1,884)	614	2,498	(1,748)	750
Ascent	27,152	(16,635)	10,517	27,152	(14,792)	12,360

Total	$84,658	$(40,382)	$44,276	$84,658	$(35,010)	$49,648

Estimated amortization expense

Estimated amortization expense for each of the next five years based on intangible assets as of September 30, 2018 is as follows (in thousands):

Remainder 2018	$1,751
2019	6,819
2020	6,447
2021	6,265
2022	5,826
Thereafter	17,168

Total	$44,276